Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [Abstract]
Schedule of Revenue from Contracts with Customers
	Six months ended June 30, 2024	Six months ended June 30, 2023
Revenue from contracts with customers
Hardware sales
Government
-Video IoT	$20,616	$-
Software sales
Non-Government
-Video IoT	194,541	82,745
-Security Convergence	-	-
Service revenue
Government
-Video IoT	1,056,025	1,099,987
-Security Convergence	19,112,606	4,767,044
Non-Government
-Video IoT	177,657	274,663
-Security Convergence	113,246	204,896
	$20,674,691	$6,429,335

Schedule of Revenue from the Transfer of Goods and Services	The Group derives revenue from the transfer of goods and services over time and at a point in time in the following major products lines and all revenue took place mainly in Asia and MENA region:
Six months ended June 30, 2024	Hardware	Software	Service	Total
Total revenue streams	$22,557	$194,541	$20,966,070	$21,183,168
Inter-revenue streams	(1,941)	-	(506,536)	(508,477)
Revenue from external customer contracts	$20,616	$194,541	$20,459,534	$20,674,691
Timing of revenue recognition
At a point in time	$20,616	$194,541	$-	$215,157
Over time	-	-	20,459,534	20,459,534
	$20,616	$194,541	$20,459,534	$20,674,691
Six months ended June 30, 2023	Hardware	Software	Service	Total
Total revenue streams	$30,482	$168,562	$6,346,590	$6,545,634
Inter-revenue streams	(30,482)	(85,817)	-	(116,299)
Revenue from external customer contracts	$-	$82,745	$6,346,590	$6,429,335
Timing of revenue recognition
At a point in time	$-	$82,745	$-	$82,745
Over time	-	-	6,346,590	6,346,590
	$-	$82,745	$6,346,590	$6,429,335

Schedule of Revenue-Related Contract Assets and Liabilities	The Group has recognized the following revenue-related contract assets and liabilities:
	June 30, 2024	December 31, 2023
Contract assets:
Contract assets relating to service contracts	$35,756,098	$34,213,379
Contract liabilities:
Contract liabilities relating to service contracts	$48,200	$107,603

Schedule of Revenue Recognized that was Included in the Contract Liabilities Balance	Revenue recognized that was included in the contract liabilities balance at the beginning of the period:
	Six months ended June 30, 2024	Six months ended June 30, 2023
Revenue recognized that was included in the contract liability balance at the beginning of the year
Service revenue	$54,199	$-